Transactions with related parties (Tables)	12 Months Ended
Mar. 31, 2024
Transactions with related parties
Summary of compensation to key management personnel

Key Management Personnel	March 31, 2024	March 31, 2023
Short term benefits	465,702	593,729
Share based compensation	233,295	174,782
Total	698,997	768,511